Nature of Business (Details) - USD ($)					3 Months Ended		9 Months Ended		12 Months Ended
	May 09, 2019	May 09, 2019	Mar. 13, 2019	Mar. 13, 2019	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Nature Of Business [Line Items]
Price per unit	$ 10.00	$ 10.00
Warrant exercise price	11.50	11.50
Tax expense					$ (1,376,000)	$ 1,345,000	$ 914,000	$ 4,435,000	$ 5,960,000	$ 4,708,000
Percentage refers to fair market value of business transaction			80.00%
Landcadia Holdings II, Inc
Nature Of Business [Line Items]
Price per unit	10.00	10.00
Warrant exercise price	$ 11.50	$ 11.50
Tax expense					$ (63,905)	$ 323,953	151,540	$ 542,335	$ 664,486	$ 0	$ 0
Franchise tax expenses							283,859
Federal income tax expense							$ 684,815
Percentage refers to fair market value of business transaction				80.00%
Percentage of outstanding voting securities					50.00%		50.00%		50.00%
Net tangible assets					$ 5,000,001		$ 5,000,001		$ 5,000,001
Percentage refers to redemption of shares if no business combination occurs							15.00%
Withdrawal of interest to pay dissolution expenses							$ 100,000		$ 100,000
Public Offering
Nature Of Business [Line Items]
Number of units issued | shares	31,625,000
Public Offering | Continental Stock Transfer & Trust Company (the "Trust Account")
Nature Of Business [Line Items]
Proceeds from sale of stock	$ 316,250,000	$ 316,250,000
Number of units issued | shares	31,625,000
Public Offering | Landcadia Holdings II, Inc
Nature Of Business [Line Items]
Proceeds from sale of stock	$ 316,250,000
Number of units issued | shares	31,625,000						31,625,000		31,625,000
Percentage of public shares redeemed							100.00%		100.00%
Private placement
Nature Of Business [Line Items]
Proceeds from warrants outstanding	$ 8,825,000	$ 8,825,000
Aggregate sponsor warrants	5,883,333	5,883,333
Warrant exercise price	$ 1.50	$ 1.50
Private placement | Landcadia Holdings II, Inc
Nature Of Business [Line Items]
Proceeds from warrants outstanding	$ 8,825,000	$ 8,825,000
Aggregate sponsor warrants	5,883,333	5,883,333
Warrant exercise price	$ 1.50	$ 1.50
Over-allotment option | Continental Stock Transfer & Trust Company (the "Trust Account")
Nature Of Business [Line Items]
Number of units issued | shares	4,125,000
Price per unit	$ 10.00	10.00
Over-allotment option | Landcadia Holdings II, Inc
Nature Of Business [Line Items]
Number of units issued | shares	4,125,000
Price per unit	$ 10.00	$ 10.00